S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 10, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Sponsor	3,833,333 Class B ordinary shares(1)	$25,000

Sponsor	250,000 private placement units	$2,500,000

AfterNext Capital Management Limited, the manager of our sponsor, or an affiliate thereof	$10,000 per month	Office space and administrative services provided to us.

Sponsor	Repayment in cash	Up to $500,000 under an unsecured, non-interest-bearing promissory note.

Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Expenses incurred in connection with identifying, investigating and completing an initial business combination.

Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 private units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

Sponsor and our officers or directors, or affiliates thereof	Payment in cash or securities	Customary consulting and other services in connection with the consummation of an initial business combination

Initial shareholder	Payment of customary transfer agent, rights agent, trustee, and escrow agent fees paid to Continental Stock Transfer & Trust Company, the president of which is an investor in an initial shareholder.	Services provided by Continental Stock Transfer & Trust Company in connection with its services for acting as the transfer agent, rights agent, trustee, and escrow agent.

(1)	Our sponsor currently owns an aggregate of 3,833,333 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.007 per share), including up to 500,000 shares which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised and certain shares to be transferred to third party designees as described above. Certain of our officers and directors own an indirect interest in the founder shares held by our sponsor through membership interests owned by them in our sponsor.

Upon the closing of the initial business combination, the sponsor will transfer an aggregate of 120,000 Class B ordinary shares, which equals 20,000 Class B ordinary shares to each of our Chief Financial Officer Ms. Cao, our advisor Mr. Zen, and our independent directors Mr. Zhang, Mr. Chen, Mr. Yeo, and Ms. Nakauchi, as consideration for services rendered by them, provided that each transferee’s service has not been terminated prior to completion.

SPAC Sponsor, Controlling Persons [Table Text Block]

On August 29, 2025, the sponsor entered into a certain subscription agreement with the company, paying $25,000, or approximately $0.007 per share, to cover certain of our offering costs in exchange for the issuance of 3,833,333 founder shares in the sponsor. Our sponsor intends to transfer an aggregate of 1,050,000 founder shares on the closing of this offering to third party designees of the sponsor that are purchasing certain of the private placement units and to transfer an additional number of shares to such designees after the consummation of our initial business combination upon certain events occurring. On September 17, 2025, we issued to EarlyBirdCapital, Inc. 200,000 Class A Ordinary Shares for a total of $1,304.35 or approximately $0.007 per share. Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 11,500,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 33% of the Class A ordinary shares issued in this offering. Up to 500,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise its over-allotment option, that 500,000 founder shares have been surrendered to us for no consideration, and that there are 13,883,333 ordinary shares issued and outstanding after this offering.

	Number of Class A Ordinary Shares Beneficially Owned			Approximate Percentage of Outstanding Class A Ordinary Shares		Number of Class B Ordinary Shares	Approximate Percentage of Outstanding Class B Ordinary Shares
Name and Address of Beneficial Owner(1)	Before Offering	After Offering		Before Offering	After Offering	Beneficially Owned(2)	Before Offering	After Offering
AfterNext Sponsor I LLC(3)	-	250,000		-	2.4%	3,333,333	100%	100%
Zhiyang (Anna) Zhou	-	250,000		-	2.4%	3,333,333	100%	100%
Xiushan (Susan) Cao	-	-		-	-	-	-	-
Kee Hiung (Eric) Wong	-	250,000		-	2.4%	3,333,333	100%	100%
James Zhao-Hui Zhang		-		-	-	-	-	-
Kani Chen		-		-	-	-	-	-
Yeow Hwee Yeo (Janus)		-		-	-	-	-	-
Nana Nakauchi		-		-	-	-	-	-
All executive officers, directors and director nominees as a group (seven individuals)
EarlyBirdCapital, Inc.(4)	200,000	300,000	(5)	100%	2.8%	-	-	-

(1)	Unless otherwise noted, the business address of each of the following is c/o AfterNext Acquisition I Corp., 13 Stamford Road, #02-11, Singapore 178905.

(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	AfterNext Sponsor I LLC, our sponsor, is the record holder of such shares. Ms. Zhou and Mr. Wong are the managing members of AfterNext Sponsor I LLC and hold voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Ms. Zhou and Mr. Wong disclaim any beneficial ownership of the securities held by the sponsor other than to the extent of any pecuniary interest they may have therein, directly or indirectly. Does not give effect to the transfer of 1,050,000 shares to third party designees of the sponsor upon consummation of this offering that are purchasing certain of the private placement units and the potential transfer of up to an aggregate of an additional 1,000,000 shares to such designees after the consummation of our initial business combination upon certain events occurring.
(4)	The address of EarlyBirdCapital, Inc. is 366 Madison Avenue, 8th Floor, New York, NY 10017.
(5)	Includes 100,000 Class A ordinary shares included in private units to be purchased by EarlyBirdCapital or its designees simultaneously with this offering. David Nussbaum and Steven Levine share voting and dispositive power over the shares held by EarlyBirdCapital, Inc.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares	The earlier of (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 10 trading days within any 20-trading day period, the founder shares will be released from the lockup.	AfterNext Sponsor I LLC Zhiyang (Anna) Zhou Xiushan (Susan) Cao Kee Hiung (Eric) Wong James Zhao-Hui Zhang Kani Chen Yeow Hwee Yeo (Janus) Nana Nakauchi Third party transferees	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the 12-month period or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units (and underlying securities)	Completion of our initial business combination	AfterNext Sponsor I LLC and transferees EBC	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Zhiyang (Anna) Zhou	AfterNext Capital Management Limited Ribbon Acquisition Corp (NASDAQ: RIBB)	Founder and Managing Director CFO

Xiushan (Susan) Cao	N/A	N/A

Kee Hiung (Eric) Wong	AfterNext Capital Management Limited	Managing Director

James Zhao-Hui Zhang	Great Eagle Holding Limited	Advisor to the chairman
	Hong Kong University of Science and Technology	Adjunct Associate Professor
	VU Venture Partners	Partner
	WaterCare Technologies Limited	Co-founder
	Base Therapeutics Group Holding Limited	Director
	Ribbon Acquisition Corp	Director

Kani Chen	CryptoFinTech Lab of HKUST	Director

Yeow Hwee Yeo (Janus)	CAP 1 FINANCIAL GROUP Casa Raudha (non-profit organization)	Partner and CEO Investment Committee

Nana Nakauchi	BigSmall Co., Ltd. Total Solution Co., Ltd.	Founder and CEO Founder and CEO